Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–93.05%
Aerospace & Defense–2.04%
Leonardo S.p.A. (Italy)	3,197,900	$99,907,271
Agricultural & Farm Machinery–1.54%
AGCO Corp.(b)	724,241	75,632,488
Application Software–2.09%
AppLovin Corp., Class A(c)	277,930	102,720,149
Automotive Parts & Equipment–0.79%
Dana, Inc.	2,435,768	38,826,142
Biotechnology–1.25%
Amicus Therapeutics, Inc.(c)	1,068,800	10,239,104
Apellis Pharmaceuticals, Inc.(b)(c)	230,500	6,686,805
Ascendis Pharma A/S, ADR (Denmark)(c)	83,400	10,897,044
Ionis Pharmaceuticals, Inc.(b)(c)	293,500	9,362,650
Neurocrine Biosciences, Inc.(b)(c)	88,900	13,496,798
Ultragenyx Pharmaceutical, Inc.(c)	246,800	10,619,804
		61,302,205
Coal & Consumable Fuels–1.83%
Cameco Corp. (Canada)(b)	1,819,144	89,938,479
Communications Equipment–2.48%
Lumentum Holdings, Inc.(b)(c)	1,430,296	121,660,978
Construction & Engineering–3.61%
AECOM	643,326	67,832,293
MasTec, Inc.(b)(c)	753,200	109,281,787
		177,114,080
Construction Machinery & Heavy Transportation Equipment– 0.93%
Oshkosh Corp.	392,146	45,645,794
Copper–1.29%
Freeport-McMoRan, Inc.	1,770,800	63,483,180
Diversified Banks–1.73%
U.S. Bancorp	1,774,900	84,804,722
Diversified Chemicals–0.76%
Huntsman Corp.	2,229,600	37,524,168
Diversified Metals & Mining–2.04%
Anglo American PLC (South Africa)	1,100,400	32,221,017
Teck Resources Ltd., Class B (Canada)	1,660,900	67,897,592
		100,118,609
Electric Utilities–2.76%
NRG Energy, Inc.	1,322,500	135,476,900
Electrical Components & Equipment–0.86%
Vertiv Holdings Co., Class A	361,005	42,244,805
Electronic Components–2.61%
Coherent Corp.(c)	1,413,922	127,945,802
Shares		Value
Fertilizers & Agricultural Chemicals–1.58%
Corteva, Inc.	788,483	$51,464,285
Mosaic Co. (The)	940,046	26,217,883
		77,682,168
Food Distributors–0.70%
Performance Food Group Co.(c)	381,954	34,494,266
Gold–3.58%
Agnico Eagle Mines Ltd. (Canada)	1,070,370	99,480,188
Newmont Corp.	1,788,930	76,423,089
		175,903,277
Health Care Services–0.39%
Fresenius Medical Care AG (Germany)	382,300	18,990,674
Hotels, Resorts & Cruise Lines–2.41%
Expedia Group, Inc.(c)	564,146	96,440,759
Travel + Leisure Co.	398,532	21,664,199
		118,104,958
Human Resource & Employment Services–0.44%
ManpowerGroup, Inc.	355,004	21,378,341
Industrial Machinery & Supplies & Components–1.99%
Chart Industries, Inc.(b)(c)	461,600	97,669,944
Insurance Brokers–1.81%
Willis Towers Watson PLC	269,100	88,685,942
Integrated Oil & Gas–0.68%
Cenovus Energy, Inc. (Canada)	2,297,900	33,250,613
Interactive Media & Services–0.68%
Match Group, Inc.	941,300	33,604,410
Investment Banking & Brokerage–1.70%
Goldman Sachs Group, Inc. (The)	129,900	83,187,960
IT Consulting & Other Services–1.64%
EPAM Systems, Inc.(c)	316,700	80,429,132
Life & Health Insurance–2.18%
Globe Life, Inc.	876,100	106,963,049
Life Sciences Tools & Services–3.86%
Avantor, Inc.(b)(c)	4,199,664	93,568,514
ICON PLC(c)	481,624	95,881,706
		189,450,220
Managed Health Care–3.03%
Centene Corp.(c)	1,578,231	101,054,131
Molina Healthcare, Inc.(c)	153,100	47,523,771
		148,577,902
Oil & Gas Exploration & Production–3.95%
Antero Resources Corp.(c)	792,500	29,576,100
ARC Resources Ltd. (Canada)	2,705,000	46,325,696
EQT Corp.	1,003,500	51,298,920
Expand Energy Corp.(b)	496,586	50,453,137
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Murphy Oil Corp.(b)	617,000	$16,430,710
		194,084,563
Oil & Gas Refining & Marketing–0.97%
Phillips 66	403,650	47,578,226
Oil & Gas Storage & Transportation–0.48%
New Fortress Energy, Inc.(b)	1,585,150	23,777,250
Paper & Plastic Packaging Products & Materials–0.93%
Sealed Air Corp.	1,303,927	45,415,777
Pharmaceuticals–0.37%
Axsome Therapeutics, Inc.(c)	172,000	18,311,120
Regional Banks–9.05%
Citizens Financial Group, Inc.	1,240,189	58,995,791
Huntington Bancshares, Inc.	6,379,199	109,722,223
Pinnacle Financial Partners, Inc.	707,161	88,232,478
Webster Financial Corp.	1,193,532	71,898,367
Western Alliance Bancorporation	1,314,600	115,513,902
		444,362,761
Research & Consulting Services–3.64%
Amentum Holdings, Inc.(b)(c)	1,616,500	33,898,005
Jacobs Solutions, Inc.	456,000	63,899,280
KBR, Inc.	1,483,583	80,736,587
		178,533,872
Semiconductor Materials & Equipment–4.19%
Lam Research Corp.	511,100	41,424,655
MKS Instruments, Inc.(b)	591,223	66,973,741
Onto Innovation, Inc.(c)	474,000	97,056,240
		205,454,636
Semiconductors–6.75%
Marvell Technology, Inc.	1,085,467	122,505,806
Microchip Technology, Inc.	404,542	21,966,631
Rambus, Inc.(c)	1,749,700	107,816,514
STMicroelectronics N.V., New York Shares (France)(b)	3,522,114	79,071,459
		331,360,410
Silver–1.18%
Pan American Silver Corp. (Canada)	2,498,372	57,987,214
Shares		Value
Trading Companies & Distributors–3.82%
Air Lease Corp., Class A(b)	1,315,700	$60,785,340
Beacon Roofing Supply, Inc.(c)	429,000	50,767,860
WESCO International, Inc.	410,300	75,905,500
		187,458,700
Transaction & Payment Processing Services–2.44%
Fidelity National Information Services, Inc.	1,469,700	119,736,459
Total Common Stocks & Other Equity Interests (Cost $3,436,810,402)		4,566,779,616

Exchange-Traded Funds–1.06%
VanEck Junior Gold Miners ETF (Cost $51,179,879)	1,070,711	51,790,291
Money Market Funds–5.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	99,139,895	99,139,895
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	183,979,816	183,979,816
Total Money Market Funds (Cost $283,119,710)		283,119,711
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $3,771,109,991)		4,901,689,618
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.21%
Invesco Private Government Fund, 4.35%(d)(e)(f)	57,366,051	57,366,051
Invesco Private Prime Fund, 4.48%(d)(e)(f)	149,245,721	149,290,495
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $206,656,546)		206,656,546
TOTAL INVESTMENTS IN SECURITIES–104.09% (Cost $3,977,766,537)		5,108,346,164
OTHER ASSETS LESS LIABILITIES—(4.09)%		(200,681,422)
NET ASSETS–100.00%		$4,907,664,742
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,271,732	$327,689,439	$(246,821,276)	$-	$-	$99,139,895	$1,353,991
Invesco Liquid Assets Portfolio, Institutional Class	12,914,118	42,204,106	(55,118,210)	149	(163)	-	231,824
Invesco Treasury Portfolio, Institutional Class	20,881,981	597,943,211	(434,845,376)	-	-	183,979,816	2,270,447
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,695,901	485,601,141	(487,930,991)	-	-	57,366,051	2,088,276*
Invesco Private Prime Fund	153,531,017	984,217,381	(988,461,921)	9,350	(5,332)	149,290,495	5,612,841*
Total	$265,294,749	$2,437,655,278	$(2,213,177,774)	$9,499	$(5,495)	$489,776,257	$11,557,379

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,415,660,654	$151,118,962	$—	$4,566,779,616
Exchange-Traded Funds	51,790,291	—	—	51,790,291
Money Market Funds	283,119,711	206,656,546	—	489,776,257
Total Investments	$4,750,570,656	$357,775,508	$—	$5,108,346,164
Invesco Value Opportunities Fund